N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO OF AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Mar. 02, 2026
Amendment Flag	false
C000031732 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital growth; income is a secondary consideration	American Century Investments® Disciplined Value Fund - Investor Class (Effective 3/10/26, American Century Disciplined Core Value Fund is renamed American Century Investments® Disciplined Value Fund)	0.65%	13.26%	8.24%	8.29%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital growth; income is a secondary consideration	American Century Investments® Disciplined Value Fund - Investor Class (Effective 3/10/26, American Century Disciplined Core Value Fund is renamed American Century Investments® Disciplined Value Fund)	0.65%	13.26%	8.24%	8.29%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A

C000031732 [Member] | C000016473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth; income is a secondary consideration
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Value Fund - Investor Class (Effective 3/10/26, American Century Disciplined Core Value Fund is renamed American Century Investments® Disciplined Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.29%